Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative activity

Balance at January 1, 2017	$18,056,631
Modification of derivatives	319,770
Cancellation of warrants previously accounted for as derivative liabilities and elimination of derivative conversion features resulting from conversion of related party debt to equity	(11,213,573)
Change in fair value	452,146
Reclassification of derivatives to equity upon removal of price protection in warrants	(7,614,974)
Balance at December 31, 2017	$—